Investment Property	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
16.	Investment Property

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$465,868	-	-	251,955	717,823
Fair Value	$1,402,040				2,213,184

	For the year ended December 31, 2016
	Balance, Beginning of Year	Additions	Disposal	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Land	$465,868	-	-	-	465,868
Fair Value	$1,145,098				1,402,040

In relation to the cessation of polysilicon production, M.Setek leased part of its lands to third party in 2017, and has reclassified those lands amounting to $251,955 thousand from property, plant and equipment to investment property.

The fair value of investment property is based on a valuation performed by a qualified independent appraiser who holds a recognized and relevant professional qualification and has recent valuation experience in the location and category of the investment property being valued. The valuation is performed using income approach, market valuation approach and land development analysis approach with reference to available market information.

The fair value measurement was categorized as a level 3 fair value based on the inputs in the valuation techniques used. Income approach determines the fair value of the investment property based on the projected cash flows from the Company’s estimated future rentals collected and discounted using the capitalization rate of the property. Market valuation approach is through comparison, analysis, adjustment and other means of value for comparable properties to estimate the value of the investment property. Land development analysis approach determine the fair value of investment property based on the value prior to development or construction, after deducting the direct cost, indirect cost, capital interest and profit during the development period, and also consider total sales price of properties after completion of development or construction. It also incorporates the possibility of changes in utility of land through development or improvement in accordance with legal use and density of the land.

The significant inputs in valuation techniques used are set out below:

	For the years ended December 31,
	2017	2016

Overall capital interest rate	1.86%	2.06%
Rate of return	10.00%	10.00%
Capitalization rate	12.00%	-

Certain investment property were pledged as collateral, see note 39.